FAIR VALUE OF FINANCIAL ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value Of Financial Assets And Liabilities
Schedule of financial assets and liabilities

Below is a comparison between the value at which the Bank’s financial assets and liabilities are recorded and their fair value as of December 31, 2017 and 2016:

	As of December 31,
	2017		2016
	Book value	Fair value	Book value	Fair value
	MCh$	MCh$	MCh$	MCh$

Assets
Trading investments	485,736	485,736	396,987	396,987
Financial derivative contracts	2,238,647	2,238,647	2,500,782	2,500,782
Loans and accounts receivable from customers and interbank loans, net	26,934,757	28,518,929	26,415,826	29,976,931
Available for sale investments	2,574,546	2,574,546	3,388,906	3,388,906
Guarantee deposits (margin accounts)	323,767	323,767	396,289	396,289

Liabilities
Deposits and interbank borrowings	21,380,468	20,887,959	22,607,392	22,833,009
Financial derivative contracts	2,139,488	2,139,488	2,292,161	2,292,161
Issued debt instruments and other financial liabilities	7,335,683	7,487,591	7,566,388	8,180,322
Guarantees received (margin accounts)	408,313	408,313	480,926	480,926

Schedule of assets and liabilities on recurrent basis

The following table presents the assets and liabilities that are measured at fair value on a recurrent basis, as of December 31, 2017 and 2016:

	Fair value measurement
As of December 31,	2017	Level 1	Level 2	Level 3
	MCh$	MCh$	MCh$	MCh$

Assets
Trading investments	485,736	481,642	4,094	-
Available for sale investments	2,574,546	2,549,226	24,674	646
Derivatives	2,238,647	-	2,216,306	22,341
Guarantee deposits (margin accounts)	323,767	323,767	-	-
Total	5,622,696	3,354,635	2,245,074	22,987

Liabilities
Derivatives	2,139,488	-	2,139,481	7
Guarantees received (margin accounts)	408,313	408,313	-	-
Total	2,547,801	408,313	2,139,481	7

	Fair value measurement
As of December 31,	2016	Level 1	Level 2	Level 3
	MCh$	MCh$	MCh$	MCh$

Assets
Trading investments	396,987	396,011	976	-
Available for sale investments	3,388,906	2,471,439	916,808	659
Derivatives	2,500,782	-	2,461,407	39,375
Guarantee deposits (margin accounts)	396,289	396,289	-	-
Total	6,682,964	3,263,739	3,379,191	40,034

Liabilities
Derivatives	2,292,161	-	2,292,118	43
Guarantees received (margin accounts)	480,926	480,926	-	-
Total	2,773,087	480,926	2,292,118	43

Schedule of assets or liabilities which are not measured at fair value

The following table presents assets or liabilities which are not measured at fair value in the statement of financial position but for which the fair value is disclosed, as of December 31, 2017 and 2016:

	Fair value measurement
As of December 31,	2017	Level 1	Level 2	Level 3
	MCh$	MCh$	MCh$	MCh$
Assets
Loans and accounts receivable from customers and interbank loans, net	28,518,929	-	-	28,518,929
Total	28,518,929	-	-	28,518,929
Liabilities
Deposits and interbank borrowings	20,887,959	-	20,887,959	-
Issued debt instruments and other financial liabilities	7,487,591	-	7,487,591	-
Total	28,375,550	-	28,375,550	-

	Fair value measurement
As of December 31,	2016	Level 1	Level 2	Level 3
	MCh$	MCh$	MCh$	MCh$

Assets
Loans and accounts receivable from customers and interbank loans, net	29,976,931	-	-	29,976,931
Total	29,976,931	-	-	29,976,931
Liabilities
Deposits and interbank borrowings	22,833,009	-	22,833,009	-
Issued debt instruments and other financial liabilities	8,180,322	-	8,180,322	-
Total	31,013,331	-	31,013,331	-

Schedule of financial instruments classified as Level 3

The table below shows the effect, at December 31, 2017 and 2016, on the fair value of the main financial instruments classified as Level 3 of a reasonable change in the assumptions used in the valuation. This effect was determined by a sensitivity analysis under a 1bp scenario, detailed in the following table:

As of December 31, 2017
Instrument Level 3	Valuation technique	Main unobservable inputs	Impacts (in MCh$) Sens. -1bp Unfavorable scenario	Impacts (in MCh$) Sens. +1bp Favorable scenario
Derivatives	Present Value method	Curves on TAB indices (1)	(1.3)	1.3
Available for sale investments	Internal rate of return method	BR UF (2)	-	-

As of December 31, 2016
Instrument Level 3	Valuation technique	Main unobservable inputs	Impacts (in MCh$) Sens. -1bp Unfavorable scenario	Impacts (in MCh$) Sens. +1bp Favorable scenario
Derivatives	Present Value method	Curves on TAB indices (1)	(12.30)	12.30
Available for sale investments	Internal rate of return method	BR UF (2)	-	-

(1)	TAB: “Tasa Activa Bancaria” (Active Bank Rate). Average interest rates on 30, 90, 180 and 360 day deposits published by the Chilean Association of Banks and Financial Institutions (ABIF) in nominal currency (Chilean peso) and in real terms, adjusted for inflation (in Chilean unit of account (Unidad de Fomento - UF)).
(2)	BR: “Bonos de Reconocimiento” (Recognition Bonds). The Recognition Bond is an instrument of money provided by the State of Chile to workers who joined the new pension system, which began operating since 1981.

Schedule of assets and liabilities measured at fair value on a recurrent basis using unobserved significant entries (Level 3)

The following table presents the Bank’s activity for assets and liabilities measured at fair value on a recurrent basis using unobserved significant inputs (Level 3) as of December 31, 2017 and 2016:

	Assets	Liabilities
	MCh$	MCh$

As of January 1, 2017	(79,181)	43

Total realized and unrealized profits (losses)
Included in statement of income	(17,035)	(36)
Included in other comprehensive income	(12)	-
Purchases, issuances, and loans (net)	-	-

As of December 31, 2017	62,134	7

Total profits or losses included in comprehensive income for 2017 that are attributable to change in unrealized profit (losses) related to assets or liabilities as of December 31, 2016	(17,047)	(36)

	Assets	Liabilities
	MCh$	MCh$

As of January 1, 2016	39,913	-

Total realized and unrealized profits (losses)
Included in statement of income	39,376	43
Included in other comprehensive income	(108)	-
Purchases, issuances, and loans (net)	-	-

As of December 31, 2016	79,181	43

Total profits or losses included in comprehensive income for 2016 that are attributable to change in unrealized profit (losses) related to assets or liabilities as of December 31, 2015	39,268	43

Schedule of financial instruments subject to compensation

The following tables show the financial instruments subject to compensation in accordance with IAS 32, for 2017 and 2016:

As of December 2017

	Linked financial instruments, compensated in balance
Financial instruments	Gross amounts	Compensated in balance	Net amount presented in balance	Remains of unrelated and / or unencumbered financial instruments	Amount in Statements of Financial Position
Assets	Ch$ Million	Ch$ Million	Ch$ Million	Ch$ Million
Financial derivative contracts	2,029,657	-	2,029,657	208,990	2,238,647
Investments under resale agreements	-	-	-	-	-
Loans and accounts receivable from customers, and Interbank loans, net	-	-	-	26,934,757	26,934,757
Total	2,029,657	-	2,029,657	27,143,747	29,173,404
Liabilities
Financial derivative contracts	1,927,654	-	1,927,654	211,834	2,139,488
Investments under resale agreements	268,061	-	268,061	-	268,061
Déposits and interbank borrowings	-	-	-	21,380,467	21,380,467
Total	2,195,715	-	2,195,715	21,592,301	23,788,016
As of December 2016 Linked financial instruments, compensated in balance
Financial instruments	Gross amounts	Compensated in balance	Net amount presented in balance	Remains of unrelated and / or unencumbered financial instruments	Amount in Statements of Financial Position
Assets	Ch$ Million	Ch$ Million	Ch$ Million	Ch$ Million
Financial derivative contracts	2,237,731	-	2,237,731	263,051	2,500,782
Obligations under repurchase agreements	6,736	-	6,736	-	6,736
Loans and accounts receivable from customers, and Interbank loans, net	-	-	-	26,415,826	26,415,826
Total	2,244,467	-	2,244,467	26,678,877	28,923,344
Liabilities
Financial derivative contracts	2,100,955	-	2,100,955	191,206	2,292,161
Investments under resale agreements	212,437	-	212,437	-	212,437
Deposits and interbank borrowings	-	-	-	22,607,392	22,607,392
Total	2,313,392	-	2,313,392	22,798,598	25,111,990

Schedule of credit exposure in its financial derivative operations

The Bank, in order to reduce its credit exposure in its financial derivative operations, has entered into collateral contracts with its counterparties, in which it establishes the terms and conditions under which they operate. In terms collateral (received/delivered) operates when the net of the fair value of the financial instruments held exceed the thresholds defined in the respective contracts.

	As of December 31, 2017		As of December 31, 2016
Financial derivative contracts	Assets	Liability	Asset	Liability
	MM$	MM$	MM$	MM$
Financial derivative contracts with collateral agreement threshold equal to zero	1,898,220	1,773,471	2,134,917	1,986,345
Financial derivative contracts with non-zero threshold collateral agreement	221,030	316,840	233,945	238,450
Financial derivative contracts without collateral agreement	119,397	49,177	131,920	67,366
Total	2,238,647	2,139,488	2,500,782	2,292,161